Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes

5. Income Taxes

The Company did not record a provision (benefit) for income taxes for the years ended December 31, 2014 and 2013.

Significant components of the Company’s deferred tax assets as of December 31, 2014 and 2013 consist of the following (in thousands):

	Year Ended December 31,
	2014	2013
Deferred tax assets:
Accruals and reserves	$1,382	$858
Net operating loss carry forward	44,083	42,828
Tax credits	6,467	6,336
Fixed and intangible assets	43	18
Valuation Allowance	(51,975)	(49,869)

Total deferred tax assets:	—	171

Deferred tax liabilities:
Fixed Asset Basis Difference	—	(171)

Total deferred tax liabilities:	—	—

Net Deferred	$—	$—

Reconciliations of the statutory federal income tax (benefit) to the Company’s effective tax for the years ended December 31, 2014 and 2013 are as follows (in thousands):

	Year Ended December 31,
	2014	2013
Tax (benefit) at statutory federal rate	34.00%	34.00%
State Tax (benefit)—net of federal benefit	-3.24%	1.31%
Permanent differences	1.83%	-0.04%
Credits	1.97%	1.83%
Change in Valuation Allowance	-34.25%	-37.07%
Other	-0.31%	-0.19%

Provision for Taxes	0.00%	-0.16%

Based on the available objective evidence, the Company does not believe it is more likely than not that the net deferred tax assets will be fully realizable. Accordingly, the Company has provided a full valuation allowance against its net deferred tax assets at December 31, 2014 and 2013.

At December 31, 2014 and 2013, the Company had approximately $112 million and $107 million federal net operating loss carry forwards (“NOL”), respectively, available to reduce future taxable income which, if unused, will begin to expire in 2025. At December 31, 2014 and 2013, the Company had approximately $104 million and $102 million state net operating loss carry forwards (“NOL”), respectively, available to reduce future taxable income which, if unused, will begin to expire in 2017. Of the above NOL amounts, $21,000 and $21,000, respectively, relate to windfall stock based compensation deductions which, when utilized, will be credited to equity.

The Company also had tax credit carry forwards available to offset future federal tax liabilities of approximately $5.4 million and $5.3 million for 2014 and 2013, respectively.

The Company had tax credit carry forwards available to offset future state tax liabilities of approximately $4.9 million and $4.8 million for 2014 and 2013, respectively. The federal tax credit, if unused, will begin to expire in 2024. The state tax credit does not expire.

Under Internal Revenue Code Section 382 and related provisions, the benefits from net operating loss and tax credit carry forwards may be limited in the event the Company has a cumulative ownership change of more than 50% over a three year period.

Accounting for Uncertainty in Income Taxes

The Company follows the provisions of the FASB’s guidance for accounting for uncertain tax positions. The guidance prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return.

It is the Company’s policy to include penalties and interest expense related to income taxes as a component of other expense and interest expense as necessary.

The unrecognized tax benefit was $2.57 million and $2.52 million at December 31, 2014 and December 31, 2013, respectively. The Company does not expect that its uncertain tax positions will materially change in the next twelve months. No liability related to uncertain tax positions is recorded on the financial statements related to uncertain tax positions. During the year ending December 31, 2014, the amount of unrecognized tax benefits increased due to additional research and development credits generated during the year. The reversal of the uncertain tax benefits would not impact the Company’s effective tax rate to the extent that the Company continues to maintain a full valuation allowance against its deferred tax assets.

The unrecognized tax benefit was as follows (in thousands):

Beginning Balance at January 1, 2013	$2,409,043
Increase/(Decrease) of unrecognized tax benefits taken in prior years	—
Increase/(Decrease) of unrecognized tax benefits related to current year	107,817

Ending Balance at December 31, 2013	$2,516,860

Beginning Balance at January 1, 2014	$2,516,860
Increase/(Decrease) of unrecognized tax benefits taken in prior years	—
Increase/(Decrease) of unrecognized tax benefits related to current year	52,684

Ending Balance at December 31, 2014	$2,569,544

The Company files income tax returns in the United States & California. The Company is not currently under examination by income tax authorities in federal, state or other jurisdictions. All tax returns will remain open for examination by the federal and state authorities from 2011 through 2013 from the date of utilization of any net operating loss or tax credits.